EQUITY COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
EQUITY COMPENSATION
Schedule of Stock Option assumptions utilized

The assumptions utilized to calculate the value of the time-vested member options granted during the period from January 1 through December 31, 2020, 2019, and 2018, respectively:

	2020	2019	2018
Expected term	1 year	1.25 years	2 years
Volatility	44.00%	30.00%	30.00%
Risk-free rate	1.07%	2.36%	2.36%
Expected dividends	0%	0%	0%
Expected forfeiture rate	0%	0%	0%

Schedule of Stock Option Activity

Activity of time-vested units for the nine months ended September 30, 2021 was as follows:

			Weighted Average
		Weighted Average	Remaining	Aggregate
	Number of	Exercise Price	Contractual	Intrinsic Value
	Shares	Per Shares	Term (years)	(in thousands)
Outstanding at January 1, 2021	9,778	$799.80	5.4	$5,547
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	—	—	—	—
Outstanding at September 30, 2021	9,778	$799.80	4.6	$5,547
Vested and expected to vest at September 30, 2021	9,778	$799.80	4.6	$5,547
Exercisable at September 30, 2021	8,977	$563.26	4.3	$5,547

The following table sets forth the options activity under the Company’s equity plans for the year ended December 31, 2020:

			Weighted Average	Aggregate
		Weighted Average	Remaining	Intrinsic
	Number	Exercise Price	Contractual Term	Value
	of Shares	Per Shares	(years	(in thousands)
Outstanding at January 1, 2020	9,290	$542.49	6.1
Granted	488	4,387.00	10.0
Exercised	—	—
Outstanding at December 31, 2020	9,778	$799.80	5.4	5,547
Vested and expected to vest at December 31, 2020	9,778	$799.80	5.4	5,547
Exercisable at December 31, 2020	8,438	$406.63	4.9	5,537